TRADE RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision for impairment of trade teceivables [line items]
At beginning of period	¥ 6,203	¥ 6,203	¥ 4,965	¥ 8,395
Provision for impairment loss		0	5,904	6
Reversal of impairment loss provision		(5,689)	0	0
Written-off		(6)	(4,666)	(3,436)
At end of period	66,907	¥ 61,212	¥ 6,203	¥ 4,965
Change in Accounting Policy (Note 2.2) [member]
Disclosure of provision for impairment of trade teceivables [line items]
Change in accounting policy (Note2.2)	¥ 60,704